11. Contract Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets Tables Abstract
Summary of Contract Assets

	12.31.2018	12.31.2017
Power distribution service concession (11.1)	640,500	-
Piped gas distribution service concession (11.2)	25,718	-
Power transmission concession (11.3)	2,767,012	-
	3,433,230	-
Current	85,019	-
Noncurrent	3,348,211	-

Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of December 31, 2017	-	-	-
Transfers from intangible assets (Note 19.1)	714,446	(26,100)	688,346
Acquisitions	797,832	-	797,832
Customers contributions	-	(106,764)	(106,764)
Provision for legal claims added to the cost of the works	4,320	-	4,320
Transfers to intangible assets (Note 19.1)	(775,701)	107,679	(668,022)
Transfers to accounts receivable related to concession (Note 10.1)	(67,310)	930	(66,380)
Loss on disposal	(8,832)	-	(8,832)
Balance as of December 31, 2018	664,755	(24,255)	640,500

Piped gas distribution service concession contract

Balance as of December 31, 2017	-
Transfers from intangible assets (Note 19.3)	19,471
Acquisitions	15,618
Transfers to intangible assets (Note 19.3)	(2,042)
Transfers to accounts receivable related to concession (Note 10.2)	(6,399)
Loss on disposal	(930)
Em 31.12.2018	25,718

Transmission service concession contract

Balance as of December 31, 2017	-
Transfers from accounts receivable related to concession (Note 10.4)	1,497,399
Transfers from accounts receivable related to concession - RBSE (Note 10.5)	635,292
Effect of acquisition of control of Costa Oeste and Marumbi	258,908
Transfers to electricity grid use charges - customers	(243,247)
Transfers to property, plant and equipment	(501)
Transfers from judicial deposits and litigations	8,277
Remuneration	268,904
Construction income	341,980
Balance as of December 31, 2018	2,767,012